Significant accounting policies - Summary of Subsidiary Ownership (Details)		6 Months Ended
	Jan. 26, 2022	Apr. 30, 2022
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	67.00%
Li-Cycle Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle Americas Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle U.S. Holdings Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle North America Hub, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle Europe AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle APAC PTE. LTD.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle Germany GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle Norway AS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		67.00%